UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/05

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT July 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
23	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from February 1, 2005, through July 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Irace.

The Federal Reserve Board continued to raise the federal funds rate gradually over the past six months in its ongoing effort to move away from its previously accommodative monetary policy. As short-term interest rates climbed, so did yields of tax-exempt money market instruments. At the same time, tax-exempt money market funds continued to meet investors’ needs for tax-free income, ready liquidity and stability of principal.

Most analysts currently believe that the Fed is likely to continue to raise short-term interest rates until they reach a level that neither stimulates nor restricts economic activity.This view is consistent with that of our economists, who are calling for the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your needs for capital preservation and tax-free income.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New Jersey Municipal Money Market Fund, Inc. perform during the period?

For the six-month period ended July 31, 2005, the fund produced an annualized yield of 1.63% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.64% .1

The fund’s results during the reporting period were influenced mainly by rising short-term interest rates in a recovering U.S. economy, as the Federal Reserve Board (the “Fed”) continued to move away from its accommodative monetary policy of the past several years.

What is the fund’s investment approach?

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price. To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

In response to relatively robust economic growth — including rising corporate and consumer spending and a gradually improving labor market — the Fed raised short-term interest rates at each meeting of its Federal Open Market Committee (“FOMC”) during the reporting period, driving the overnight federal funds rate from 2.25% to 3.25% . As short-term interest rates moved steadily higher, so did tax-exempt money market yields.

The fund also was influenced by an improving credit environment in New Jersey. During the reporting period, the state reined in spending growth and enjoyed higher tax revenues in the recovering economy, helping it to enact a budget for the 2006 fiscal year that should help stabilize its finances and reduce its longstanding structural imbalance. In light of New Jersey’s improved fiscal condition, one of the major bond rating agencies upgraded its credit rating for the state’s uninsured general obligation bonds. In addition, the state’s stronger fiscal condition has reduced its need to issue short-term debt securities, while investor demand for New Jersey tax-exempt securities has remained relatively robust.

In this environment, we maintained our focus on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. However, most money market funds adopted a similar strategy,

4

and the industry’s weighted average maturity in May 2005 fell to the shortest point on record. Nonetheless, the fund’s weighted average maturity ended the reporting period in a range that was modestly longer than industry averages. To achieve this position, we found relatively attractive yields from tax-exempt commercial paper with maturities between one and six months. Investing in shorter-term instruments enabled us to avoid locking in yields of one-year notes in a rising-rate environment.

What is the fund’s current strategy?

Recent economic data suggest that some analysts’ recent fears of economic weakness may have been overblown, and the U.S. economy continues to grow at a sustained pace. Inflationary pressures appear to remain relatively benign, as steep discounts from automobile manufacturers and apparel retailers have offset the effects of surging energy prices, which rose above $60 per barrel for the first time in history.Accordingly, we expect the Fed to continue to raise short-term interest rates at upcoming FOMC meetings, and we have continued to focus on shorter-term instruments that give the fund the liquidity it needs to capture higher yields should they arise. However, we are prepared to revise our strategies as market conditions change.

August 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from February 1, 2005 to July 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended July 31, 2005

Expenses paid per $1,000 †	$ 3.19
Ending value (after expenses)	$1,008.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended July 31, 2005

Expenses paid per $1,000 †	$ 3.21
Ending value (after expenses)	$1,021.62

† Expenses are equal to the fund’s annualized expense ratio of .64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS July 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments—103.4%	Amount ($)		Value ($)

Bergen County Improvement Authority, MFHR
VRDN (Kentshire Apartments Project)
2.40% (Insured; FNMA and Liquidity Facility; FNMA)	15,000,000	[a]	15,000,000
Bernards Township, GO Notes, BAN
3%, 9/16/2005	2,000,000		2,001,883
Brick Township, Notes, BAN
3.25%, 2/23/2006	3,500,750		3,512,883
Camden County Improvement Authority, VRDN:
Health Care Redevelopment Revenue
(Cooper Health System Project)
2.43% (LOC; Commerce Bank N.A.)	7,000,000	[a]	7,000,000
Revenue (Congregation Beth-El)
2.38% (LOC; Commerce Bank N.A.)	2,015,000	[a]	2,015,000
Englewood, GO Notes, BAN
3.35%, 10/7/2005	7,506,700		7,517,146
Essex County Improvement Authority,
Private Schools Revenue, VRDN
(The Children’s Institute Project)
2.42% (LOC; Wachovia Bank)	1,990,000	[a]	1,990,000
Hopatcong Borough, GO Notes, BAN
3%, 9/23/2005	1,822,000		1,825,381
Hudson County, GO Notes, BAN
3%, 9/21/2005	3,850,000		3,856,600
Jefferson Township, GO Notes, BAN
3.25%, 2/3/2006	2,168,300		2,178,012
Monmouth County Improvement Authority,
LR, Refunding, Correctional Facilities
4.375%, 8/1/2005	710,000		710,000
New Jersey:
GO Notes, TRAN 4%, 6/23/2006	7,000,000		7,072,800
VRDN:
2.36% (Insured; AMBAC and
Liquidity Facility: Citibank N.A.)	5,795,000	[a]	5,795,000
2.57% (Insured; AMBAC and
Liquidity Facility: Merrill Lynch)	16,990,000	[a]	16,990,000
New Jersey Building Authority State Building Revenue,
LR, VRDN (Putters Program)
2.35% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3,780,000	[a]	3,780,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Economic Development Authority:
VRDN:
EDR:
(A. F. L. Quality Inc. Project)
2.35% (LOC; Bank of America)	1,100,000	[a]	1,100,000
(Epiphany House Inc. Project)
2.50% (LOC; Wachovia Bank)	2,985,000	[a]	2,985,000
(Institute of Electrical Engineers)
2.37% (LOC; Wachovia Bank)	2,675,000	[a]	2,675,000
(Kenwood USA Corp. Project)
2.30% (LOC; The Bank of New York)	6,000,000	[a]	6,000,000
(Marco Holdings LLC)
2.47% LOC; Wachovia Bank)	335,000	[a]	335,000
(Meridian Assisted Living Shrewsbury)
2.35% (Insured; FNMA and
Liquidity Facility; FNMA)	5,250,000	[a]	5,250,000
(Office Center Associates Project)
2.34% (LOC; Bank of America)	1,800,000	[a]	1,800,000
(Stone Brothers Secaucus Project)
2.38% (LOC; Valley National Bank)	1,555,000	[a]	1,555,000
(The Center School Project)
2.34% (LOC; Bank of America)	1,200,000	[a]	1,200,000
Industrial Revenue:
(Buchanan and Zweigle Project)
2.47% (LOC; Wachovia Bank)	2,415,000	[a]	2,415,000
(Economic Growth Program):
2.42%, Series D-1 (LOC; Wachovia Bank)	145,000	[a]	145,000
2.42%, Series E (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
(Falcon Safety Products Project)
2.36% (LOC; PNC Bank N.A.)	2,670,000	[a]	2,670,000
(RFC Container Co. Inc.)
2.36% (LOC; PNC Bank N.A.)	1,195,000	[a]	1,195,000
LR:
(Putters Program) 2.36% (Insured; FSA and
Liquidity Facility; JP Morgan Chase Bank)	1,920,000	[a]	1,920,000
(Somerset Hills YMCA Project)
2.38% (LOC; Commerce Bank N.A.)	4,000,000	[a]	4,000,000
Manufacturing Facilities Revenue
(Rennoc Corp./Santa’s Best Project)
2.40% (LOC; ABN-AMRO)	1,105,000	[a]	1,105,000
Recreational Revenue
(Young Men’s Christian Association)
2.42% (LOC; Wachovia Bank)	1,475,000	[a]	1,475,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Economic Development Authority (continued):
VRDN (continued):
Refunding:
(Jewish Community Metropolitan West)
2.37% (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
(R. Realty Co. Project)
2.37% (LOC; Wachovia Bank)	1,560,000	[a]	1,560,000
(Republic Services Inc. Project)
2.35% (LOC; Bank of America)	2,000,000	[a]	2,000,000
(Stamato Realty LLC Project)
2.38% (LOC; Valley National Bank)	4,130,000	[a]	4,130,000
(Superior Bakers Inc.)
2.36% (LOC; PNC Bank N.A.)	2,135,000	[a]	2,135,000
Revenues:
(Catholic Charities)
2.37% (LOC; Wachovia Bank)	1,835,000	[a]	1,835,000
(CPC Behavioral Health Care)
2.42% (LOC; Wachovia Bank)	3,795,000	[a]	3,795,000
(Cranes Mill Project)
2.40% (LOC; Unicredito Italiano SPA)	4,970,000	[a]	4,970,000
(Developmental Disabilities)
2.42% (LOC; Wachovia Bank)	2,515,000	[a]	2,515,000
(Four Woodbury Mews Project)
2.51% (LOC; Bank of America)	6,600,000	[a]	6,600,000
(Parke Place Associates Project)
2.48% (LOC; Commerce Bank N.A.)	1,395,000	[a]	1,395,000
(Putters Program) 2.35% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	1,970,000	[a]	1,970,000
(Three Woodbury Mews Project)
2.51% (LOC; Bank of America)	9,525,000	[a]	9,525,000
School Revenue:
Refunding (Blair Academy)
2.37% (LOC; Wachovia Bank)	5,540,000	[a]	5,540,000
(Stuart Country Day School)
2.34% (LOC; Allied Irish Bank PLC)	5,085,000	[a]	5,085,000
Special Facilities Revenue
(Port Newark Container LLC)
2.38% (LOC; Citibank N.A.)	31,000,000	[a]	31,000,000
Thermal Energy Facilities Revenue
(Thermal Energy Limited):
2.37% (LOC; Bank One)	3,000,000	[a]	3,000,000
2.37% (LOC; Bank One)	10,900,000	[a]	10,900,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Economic Development Authority (continued):
VRDN (continued):
Tobacco and Liquor Taxes,
(Putters Program) 2.35% (Insured; FGIC
and Liquidity Facility; JPMorgan Chase Bank)	1,490,000	[a]	1,490,000
Water Facilities Revenue
(Putters Program) 2.35% (Insured; AMBAC and
Liquidity Facility; JPMorgan Chase Bank)	4,525,000	[a]	4,525,000
New Jersey Educational Facilities Authority,
LR (Higher Education Equiptment Leasing Fund)
5%, 9/1/2005	1,500,000		1,502,871
New Jersey Health Care Facilities Financing Authority,
Revenue:
VRDN:
(RWJ Health Care Corp.)
2.34% (LOC; Commerce Bank N.A.)	23,000,000	[a]	23,000,000
(Saint Mary’s Hospital)
2.35% (LOC; Valley National Bank)	1,100,000	[a]	1,100,000
(Saint Peters University Hospital)
2.36% (LOC; Bank of America)	650,000	[a]	650,000
New Jersey Housing and Mortgage Finance Agency,
VRDN:
Revenue (Merlots Program) 2.41% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	1,335,000	[a]	1,335,000
SFHR:
2.35%	8,720,000	[a]	8,720,000
2.35% (Liquidity Facility; Dexia Credit Locale)	13,400,000	[a]	13,400,000
New Jersey Transit Corporation:
COP
5.25%, 9/15/2005 (Insured; AMBAC)	1,000,000		1,003,951
Revenue, GAN
5.50%, 2/1/2006 (Insured; AMBAC)	7,000,000		7,096,874
New Jersey Transportation Trust Fund Authority, Revenue
Revenue (Transportation System)
6%, 12/15/2005 (Insured; MBIA)	1,000,000		1,013,209
New Jersey Turnpike Authority,
Turnpike Revenue, VRDN:
(Merlots Program) 2.36% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	7,700,000	[a]	7,700,000
(Putters Program) 2.35% (Insured; MBIA and
Liquidity Facility; Morgan Guanranty Trust)	2,495,000	[a]	2,495,000
New Milford, GO Notes, TAN 3.60%, 2/8/2006	3,000,000		3,013,752

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Newark Housing Authority, MFHR, VRDN
2.46% (Liquidity Facility; Merrill Lynch)	4,540,000	[a]	4,540,000
Passiac County, GO Notes, BAN
3.75%, 7/14/2006	10,000,000		10,094,308
Passiac County Utilities Authority,
Sewer Revenue, Refunding (Solid Waste System
Project Notes) 3.25%, 2/27/2006	2,000,000		2,008,412
Port Authority of New York and New Jersey:
Revenue 6%, 10/15/2005	850,000		855,849
Special Obligation Revenue
(John F. Kennedy International Air Terminal Project)
6%, 12/1/2005 (Insured; MBIA)	4,655,000		4,711,830
Transportation Revenue, CP
2.43%, 8/11/2005 (Liquidity Facility; Bank of
Nova Scotia, Morgan Guaranty, Lloyds TSB Bank
and JPMorgan Chase Bank)	12,700,000		12,700,000
VRDN:
Revenue:
2.38% (Insured; FGIC and Liquidity Facility;
BNP Paribas)	10,000,000	[a]	10,000,000
(Putters Program):
2.38% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	370,000	[a]	370,000
2.38% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	[a]	3,000,000
Special Obligation Revenue:
(Merlots Program) 2.41% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	2,395,000	[a]	2,395,000
(Putters Program) 2.38% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	[a]	3,000,000
Rahway Redevelopment Agency, Revenue
(Public Library Project) 1.95%, 10/29/2005	2,500,000		2,500,000
Red Bank, Notes, BAN
4%, 8/2/2006	1,530,000		1,546,310
Red Bank Regional High School District, GO Notes
3%, 9/30/2005	1,500,000		1,502,905
Salem County Pollution Control Financing
Authority, PCR, VRDN, Refunding
(Atlantic City Electric Company)
2.35% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	690,000	[a]	690,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Trenton Parking Authority, Parking Revenue
(Putters Program) VRDN 2.35% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	4,320,000	[a]	4,320,000
Union County, GO Notes, BAN
3.25% 3/1/2006	4,000,000		4,012,160
Union County Improvement Authority,
Revenue, VRDN (Cedar Glen Housing Corp. Project)
2.36% (Insured; FNMA and Liquidity Facility; FNMA)	16,110,000	[a]	16,110,000
Vernon Township, GO Notes, BAN
2.75%, 9/16/2005	2,500,000		2,501,646
Voorhees Township, GO Notes, BAN
3.25%, 1/5/2006	5,819,000		5,834,170

Total Investments (cost $389,762,952)	103.4%		389,762,952
Liabilities, Less Cash and Receivables	(3.4%)		(12,730,046)
Net Assets	100.0%		377,032,906

12

Summary of Abbreviations

AMBAC	American Municipal Bond	IDR	Industrial Development Revenue
	Assurance Corporation	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LOR	Limited Obligation Revenue
CIFG	CDC Ixis Financial Guaranty	LR	Lease Revenue
COP	Certificate of Participation	MBIA	Municipal Bond Investors Assurance
CP	Commercial Paper		Insurance Corporation
EDR	Economic Development Revenue	MFHR	Multi-Family Housing Revenue
EIR	Environment Improvement Revenue	MFMR	Multi-Family Mortgage Revenue
FGIC	Financial Guaranty Insurance	PCR	Pollution Control Revenue
	Company	RAC	Revenue Anticipation Certificates
FHLB	Federal Home Loan Bank	RAN	Revenue Anticipation Notes
FHLMC	Federal Home Loan Mortgage	RAW	Revenue Anticipation Warrants
	Corporation	RRR	Resources Recovery Revenue
FNMA	Federal National Mortgage	SAAN	State Aid Anticipation Notes
	Association	SFHR	Single Family Housing Revenue
FSA	Financial Security Assurance	SFMR	Single Family Mortgage Revenue
GAN	Grant Anticipation Notes	SWDR	Solid Waste Disposal Revenue
GIC	Guaranteed Investment Contract	TAN	Tax Anticipation Notes
GNMA	Government National Mortgage	TAW	Tax Anticipation Warrants
	Association	TRAN	Tax and Revenue Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes
HR	Hospital Revenue	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1, F1+	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	77.5
AAA, AA, A [b]	Aaa, Aa, A [b]	AAA, AA, A [b]	6.5
Not Rated [c]	Not Rated [c]	Not Rated [c]	16.0
			100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	389,762,952	389,762,952
Receivable for investment securities sold		6,360,000
Interest receivable		1,684,422
Prepaid expenses		24,848
		397,832,222

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		186,501
Cash overdraft due to Custodian		7,914,836
Payable for investment securities purchased		12,631,270
Payable for shares of Common Stock redeemed		15,120
Accrued expenses		51,589
		20,799,316

Net Assets ($)		377,032,906

Composition of Net Assets ($):
Paid-in capital		377,024,126
Accumulated net realized gain (loss) on investments		8,780

Net Assets ($)		377,032,906

Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		377,120,792
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
14

STATEMENT OF OPERATIONS
Six Months Ended July 31, 2005 (Unaudited)

Investment Income ($):
Interest Income	4,108,926
Expenses:
Management fee—Note 2(a)	902,472
Shareholder servicing costs—Note 2(b)	172,582
Professional fees	32,077
Custodian fees	19,483
Prospectus and shareholders’ reports	8,795
Directors’ fees and expenses—Note 2(c)	6,402
Registration fees	5,744
Miscellaneous	11,320
Total Expenses	1,158,875
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(11,643)
Net Expenses	1,147,232
Investment Income—Net	2,961,694

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	76,757
Net unrealized (depreciation) on investments	(52,110)
Net Realized and Unrealized Gain (Loss) on Investments	24,647
Net Increase in Net Assets Resulting from Operations	2,986,341

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005	Year Ended
	(Unaudited)	January 31, 2005

Operations ($):
Investment income—net	2,961,694	2,370,087
Net realized gain (loss) on investments	76,757	15,936
Net unrealized appreciation
(depreciation) on investments	(52,110)	52,110
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,986,341	2,438,133

Dividends to Shareholders from ($):
Investment income—net	(2,961,694)	(2,370,087)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	325,780,374	495,194,440
Dividends reinvested	2,542,571	2,028,553
Cost of shares redeemed	(293,630,942)	(527,358,673)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	34,692,003	(30,135,680)
Total Increase (Decrease) in Net Assets	34,716,650	(30,067,634)

Net Assets ($):
Beginning of Period	342,316,256	372,383,890
End of Period	377,032,906	342,316,256

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	July 31, 2005		Year Ended January 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.006	.005	.008	.020	.033
Distributions:
Dividends from
investment income—net	(.008)	(.006)	(.005)	(.008)	(.020)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.63[a]	.64	.46	.83	2.06	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64[a]	.65	.64	.65	.65	.67
Ratio of net expenses
to average net assets	.64[a]	.65	.64	.65	.65	.67
Ratio of net investment income
to average net assets	1.64[a]	.63	.46	.83	2.04	3.25

Net Assets, end of period
($ x 1,000)	377,033	342,316	372,384	427,000	468,492	439,244

[a] Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On August 2, 2005, the fund’s Board of Directors approved a change in the fund’s fiscal year end from January 31 to November 30.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

18

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $67,977 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2005. If not applied, $5,005 of the carryover expires in fiscal 2006 and $62,972 expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2005 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2005, the fund was charged $102,674 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended July 31, 2005, the fund was charged $50,189 pursuant to the transfer agency agreement.

20

During the period ended July 31, 2005, the fund was charged $2,308 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $163,008, shareholder services plan fees $4,478, chief compliance officer fees $2,308 and transfer agency per account fees $16,707.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs fur-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ther allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

22

INFORMATION ABOUT THE REVIEW
AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on April 18, 2005, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds, and to iMoneyNet and Lipper averages.The Board reviewed the fund’s performance, management fee, and total expense ratio within this comparison group and against the iMoneyNet averages (with respect to performance) and Lipper category average (with respect to expense ratios), and discussed the results of the comparisons. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members noted that the fund’s performance was higher than the respective comparison group averages for each reported time period, and iMoneyNet category averages for each reported time period except one. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The fund’s management fee was among the upper one-half of the comparison group funds.The Board noted that the fund’s total expense ratio was lower than the fund’s comparison group average and Lipper category average.

The Board members also reviewed the fee paid to the Manager or its affiliates by the one mutual fund managed by the Manager or its affiliates (the “Similar Fund”) with similar investment objectives, policies, and strategies, and in the same iMoneyNet category, as the fund.The fund and the Similar Fund had the same management fee.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee. The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

24

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also analyzed where any economies of scale might emerge as assets grow.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Director expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund’s assets increase and determined that, to the extent that mater- ial economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

26

For More		Information

Dreyfus		Transfer Agent &
New Jersey Municipal		Dividend Disbursing Agent
Money Market Fund, Inc.
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)